Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Sale at the Market [Member] Common Stock [Member]	Sale at the Market [Member] Additional Paid-in Capital [Member]	Sale at the Market [Member] Retained Earnings [Member]	Sale at the Market [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2016					$ 245,873	$ 278,896,573	$ (187,292,463)	$ 91,849,983
Balance (in shares) at Dec. 31, 2015					8,195,760
Balance at Dec. 31, 2015					$ 245,873	278,833,156	(184,030,436)	95,048,593
Net loss attributable to common shareholders							(3,262,027)	(3,262,027)
Share based compensation						68,417		68,417
Offering expenses						(5,000)		(5,000)
Balance (in shares) at Mar. 31, 2016					8,195,760
Balance at Mar. 31, 2017					$ 335,343	284,238,635	(232,604,820)	51,969,158
Balance (in shares) at Dec. 31, 2016					10,876,112
Balance at Dec. 31, 2016					$ 326,283	283,757,739	(229,977,258)	54,106,764
Net loss attributable to common shareholders							(2,627,562)	(2,627,562)
Share based compensation						$ 40,461		$ 40,461
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	301,780
Issuance of shares sold at the market (ATM), net of issuance costs	$ 9,060	$ 440,435		$ 449,495
Balance (in shares) at Mar. 31, 2017					11,177,892